Investment Properties	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Investment Properties

12	Investment Properties

	December 31, 2023	Depreciation	March 31, 2024

Investment properties	46,678	(12)	46,666

	December 31, 2022	Depreciation	March 31, 2023

Investment properties	46,726	(12)	46,714

As of March 31, 2024, the market value of these properties was approximately R$ 393,600 (R$ 393,600 as of December 31, 2023).